Non-current assets held for sale- Allowances and other information (Details) - Non-current assets held for sale - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Gains Or Losses On Assets Held For Sale [Line Items]
Allowances recognized for non-current assets (as percentage)	49.00%		49.00%
Net charges recorded against valuation allowances	€ 167	€ 160
Recoveries	€ 19	€ 32